Condensed Financial Information of the Parent Company - Schedule of Condensed Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Schedule of Condensed Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	400,000,000	400,000,000
Ordinary shares, shares issued (in Shares)	59,608,351	51,845,493
Ordinary shares, shares outstanding (in Shares)	55,969,794	51,645,493
Class B Ordinary Shares
Schedule of Condensed Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	46,039,565	46,659,565
Ordinary shares, shares outstanding (in Shares)	46,039,565	46,659,565